Finance Expense - Summary of Finance Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Interest expense – environmental rehabilitation	$ (21.8)	$ (11.8)	$ (8.6)
Unwinding of discount rate on silicosis settlement costs	(0.9)	(1.0)	(1.1)
Interest expense	22.7	22.5	24.1
Interest expense – borrowings	82.4	75.1	79.6
General borrowing costs capitalised	64.9	37.9	12.5
Total finance expense	(62.9)	(72.5)	(100.9)
Borrowing costs	64.9	37.9	12.5
Interest expense	104.8	97.2	103.2
Non-cash interest expense	$ 0.3	$ 0.4	$ 0.5